Geographical Information - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 192,197	$ 123,284
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	183,724	119,118
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 8,473	$ 4,166